Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 12. Related Party Transactions

Research and Development Activities

Based on Shareholders Agreement entered into on April 26, 2017, the Company would fund the scientific operations of GRDG, a company involved in research and development of biomedical products which is a minority stockholder of two of the Company’s subsidiaries and is owned by Daryl Thompson, a director of many subsidiaries of the Company, to do the development and research works on the biomedical products for the Company. As of September 30, 2023, this funding approximates $43,000 per month, and incurred approximately $387,000 in expenses. On September 30, 2023 and December 31, 2022, the Company owed this related party $0 and had prepaid monthly fees approximating $0 and $43,000, respectively.

General and Administrative Costs

There are certain general and administrative costs incurred by DSS, a related party, on behalf of the Company which are passed through to the Company on a monthly basis. These costs consist of primarily payroll costs for certain DSS employees and are allocated based on estimated time spent on behalf of the Company. These costs are approximately $12,000 per month. As of September 30, 2023, the Company incurred $108,000 in related expenses. As of September 30, 2022, the Company incurred approximately $98,000 in related expenses.

IMPACT Biomedical, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

Note 12. Related Party Transactions

Research and Development Activities

Based on Shareholders Agreement entered into on April 26, 2017, the Company would fund the scientific operations of GRDG, a company involved in research and development of biomedical products which is a minority stockholder of two of the Company’s subsidiaries and is owned by Daryl Thompson, a director of many subsidiaries of the Company, to do the development and research works on the biomedical products for the Company. As of December 31, 2022, this funding approximates $43,000 per month, and incurred approximately $546,000 in expenses. On December 31, 2022 and December 31, 2021, the Company owed this related party $0 and had prepaid monthly fees approximating $43,000 and $43,000, respectively.

General and Administrative Costs

There are certain general and administrative costs incurred by DSS, a related party on behalf of the Company which are passed through to the Company on a monthly basis. These costs consist of primarily payroll costs for certain DSS employees and are allocated based on estimated time spent on behalf of the Company. These costs approximate $12,000 per month. As of December 31, 2022, the Company incurred $117,000 in related expenses. As of December 31, 2021, the Company incurred approximately $155,000 in related expenses.

IMPACT Biomedical, Inc. and Subsidiaries

Notes to Consolidated Financial Statements